RELATED PARTY BALANCES AND TRANSACTIONS - Related party relationships (Details)	12 Months Ended
Sep. 30, 2022
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Beijing Shihui
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Henan Agriculture University
Related Party Transaction
Related party nature of relationship	Being the non-controlling interest of Beijing Origin
Linze Origin Seeds Ltd
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Denong Zhengcheng Seed Limited
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Henan Yingde Agricultural Ltd
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Beijing Liantaide Biotechnology Co., Ltd.
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Fifth Division State-owned Assets Management and Operation Co., Ltd
Related Party Transaction
Related party nature of relationship	Being the non-controlling interest of Xinjiang Origin
NCI
Related Party Transaction
Related party nature of relationship	Non- controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou Aoyu, Shandong Aoyu, Henan Aoyu, Shandong Aoruixinong